Long-term debt (Tables)	6 Months Ended
Jun. 30, 2026
Long-term debt
Schedule of long-term debt

Long-term debt

in € K

	June 30,	December 31,
	2026	2025

Schuldschein loans	227,268	227,296
Bonds	6,670,990	6,967,743
Other	203,004	92,842
Long-term debt	7,101,262	7,287,881
Less current portion	(1,276,730)	(1,596,029)
Long-term debt, less current portion	5,824,532	5,691,852